Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table presents investment securities that are measured at fair value on a recurring basis as of December 31, 2021:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Totals
Securities available for sale
Obligations of U.S. Government agencies	$—	$4,700	$—	$4,700
Mortgage-backed securities	—	399,591	—	399,591
State, County, Municipals	—	227,051	—	227,051
Other securities	—	493	—	493

	$—	$631,835	$—	$631,835

The following table presents investment securities that are measured at fair value on a recurring basis as of December 31, 2020:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Totals
Securities available for sale
Obligations of U.S. Government agencies	$—	$12,061	$—	$12,061
Mortgage-backed securities	—	561,983	—	561,983
State, County, Municipals	—	104,197.00	—	104,197
Other securities	—	508	—	508

	$—	$678,749	$—	$678,749

Asset Measured at Fair Value on Nonrecurring Basis
The following table presents assets measured at fair value on a nonrecurring basis during December 31, 2021 and 2020 and were still held at those respective dates:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Totals
December 31, 2021
Impaired loans	$—	$—	$109	$109
Other real estate owned	—	—	1,121	1,121

	$—	$—	$1,230	$1,230

December 31, 2020
Impaired loans	$—	$—	$2,013	$2,013

	$—	$—	$2,013	$2,013

Carrying Value and Estimated Fair Value of Financial Instruments
The following represents the carrying value and estimated fair value of the Company’s financial instruments at December 31, 2021 and December 31, 2020:

	Carrying Value	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Total Fair Value
2021		(Level 1)	(Level 2)	(Level 3)
Financial assets
Cash and due from banks	$10,673	$10,673	$—	$—	$10,673
Interest bearing deposits with banks	68,563	68,563	—	—	68,563
Securities available-for-sale	631,835	—	631,835	—	631,835
Net loans	567,334	—	—	554,351	554,351
Financial liabilities
Deposits	1,111,892	881,733	230,590	—	1,112,323
Securities Sold under Agreement to Repurchase	112,760	112,760	—	—	112,760
Borrowings on secured line of credit	18,000	18,000	—	—	18,000

	Carrying Value	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Total Fair Value
2020		(Level 1)	(Level 2)	(Level 3)
Financial assets
Cash and due from banks	$16,840	$16,840	$—	$—	$16,840
Interest bearing deposits with banks	25,468	25,468	—	—	25,468
Securities available-for-sale	678,749	—	678,749	—	678,749
Net loans	647,521	—	—	638,362	638,362
Financial liabilities
Deposits	1,095,189	861,552	234,909	—	1,096,461
Securities Sold under Agreement to Repurchase	196,272	196,272	—	—	196,272
Federal Home Loan
Bank advances	25,000	25,000	—	—	25,000